                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03159

Active Assets Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: December 31, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Money Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2006

MARKET CONDITIONS

During the six-month period under review, the U.S. economy showed signs of weakening. For November, the Institute for Supply Management (ISM) Manufacturing Index fell below 50 for the first time since April 2003, a level traditionally seen as an indicator of a contracting manufacturing sector. U.S. economic growth, as measured by gross domestic product (GDP), reflected the softening economy. GDP growth fell to 2.0 percent in the third quarter, down from the 2.6 percent and 5.6 percent growth rates experienced during the first and second quarters, respectively.

Given signs of moderating economic growth, a cooling housing market and the lagged effect of monetary policy action already taken, the Federal Open Market Committee (the "Fed") left its federal funds target rate unchanged in the second half of 2006. The Fed continues to state that "some inflation risks remain" in the economy.

PERFORMANCE ANALYSIS

As of December 31, 2006, Active Assets Money Trust had net assets of approximately $8.6 billion and an average portfolio maturity of 45 days. For the six-month period ended December 31, 2006, the Fund provided a total return of
2.47 percent. For the seven-day period ended December 31, 2006, the Fund provided an effective annualized yield of 4.96 percent and a current yield of
4.85 percent, while its 30-day moving average yield for December was 4.89 percent. Past performance is no guarantee of future results.

Our strategy in managing the portfolio remained consistent with the Fund's long-term focus on preservation of capital and liquidity. Over the past six months, as the economic landscape has become more uncertain, we have further diversified the maturity structure of our portfolios by decreasing the amount of investments that mature near upcoming Fed meeting dates. In contrast, the main strategy that was followed during the first half of 2006 primarily consisted of concentrating our investments in fixed rate securities that matured near the Fed meeting dates in order to capitalize on higher expected money market interest rates.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Commercial Paper                                    76.9%
   Floating Rate Notes                                 12.8
   Certificates of Deposit                              8.3
   U.S. Government Agency                               1.3
   Repurchase Agreements                                0.7

   MATURITY SCHEDULE
     1 - 30 Days                                       39.2%
    31 - 60 Days                                       33.8
    61 - 90 Days                                       17.6
    91 - 120 Days                                       5.5
   121+ Days                                            3.9

Data as of December 31, 2006. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 - 12/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/06 -
                                                                     07/01/06            12/31/06             12/31/06
                                                                   -------------       -------------       ---------------
Actual (2.47% return).......................................         $1,000.00           $1,024.70              $2.32
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.64              $2.32

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.46% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                               ON DATE OF         MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE           DATES              VALUE
---------------------------------------------------------------------------------------------------------
            Commercial Paper (77.8%)
            Asset-Backed - Auto (5.0%)
$320,658    DaimlerChrysler Revolving Auto Conduit LLC
              Series I................................  5.30 - 5.33%  01/05/07 - 03/19/07 $  318,294,449
 112,111    DaimlerChrysler Revolving Auto Conduit LLC
              Series II...............................  5.30 - 5.31   01/18/07 - 02/14/07    111,642,925
                                                                                          --------------
                                                                                             429,937,374
                                                                                          --------------
            Asset-Backed - Consumer (2.5%)
 145,000    Gemini Securitization Corp., LLC*.........  5.32 - 5.35   01/26/07 - 03/29/07    143,602,379
  50,000    Sheffield Receivables Corp.*..............     5.34            03/28/07           49,356,500
  20,000    Thames Asset Global Securitization
              (TAGS)*.................................     5.34            01/16/07           19,949,661
                                                                                          --------------
                                                                                             212,908,540
                                                                                          --------------
            Asset-Backed - Corporate (1.6%)
  81,817    Kaiserplatz Funding (Delaware) LLC*.......     5.32            02/13/07           81,277,008
  60,000    Nieuw Amsterdam Receivables Corp.*........     5.36            01/24/07           59,777,500
                                                                                          --------------
                                                                                             141,054,508
                                                                                          --------------
            Asset-Backed - Securities (1.0%)
  45,000    Amstel Funding Corp.*.....................     5.33            06/20/07           43,882,000
   6,543    Golden Fish LLC*..........................     5.37            01/24/07            6,518,691
  40,000    Scaldis Capital LLC*......................     5.34            01/25/07           39,846,311
                                                                                          --------------
                                                                                              90,247,002
                                                                                          --------------
            Banking (5.3%)
 221,600    Bank of America Corp. ....................  5.30 - 5.33   02/15/07 - 04/16/07    218,950,920
 200,000    Citigroup Funding Inc. ...................  5.31 - 5.34   02/06/07 - 04/12/07    198,055,625
  40,000    Marshall & Ilsley Corp. ..................     5.31            03/12/07           39,580,800
                                                                                          --------------
                                                                                             456,587,345
                                                                                          --------------
            Finance - Automotive (2.4%)
 210,000    Toyota Motor Credit Corp. ................  5.31 - 5.44   01/02/07 - 03/12/07    209,136,789
                                                                                          --------------

            Finance - Consumer (2.5%)
  32,125    American Express Credit Corp. ............     5.37            01/12/07           32,064,096
 185,000    HSBC Finance Corp. .......................  5.31 - 5.33   02/16/07 - 03/19/07    183,342,883
                                                                                          --------------
                                                                                             215,406,979
                                                                                          --------------
            Financial Conglomerates (1.6%)
 142,975    General Electric Capital Corp.............  5.32 - 5.41   02/02/07 - 02/28/07    141,980,223
                                                                                          --------------

                       See Notes to Financial Statements

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                               ON DATE OF         MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE           DATES              VALUE
---------------------------------------------------------------------------------------------------------
            Insurance (2.6%)
$ 50,000    Irish Life & Permanent plc*...............     5.33%           04/16/07       $   49,220,535
 107,025    MetLife Funding Inc. .....................     5.31       01/16/07 - 01/17/07    106,752,072
  66,125    Prudential Funding LLC....................     5.27            01/26/07           65,865,625
                                                                                          --------------
                                                                                             221,838,232
                                                                                          --------------
            International Banks (53.0%)
 114,175    Abbey National North America LLC..........  5.29 - 5.32   01/24/07 - 01/30/07    113,731,163
 190,000    BNP Paribas Finance, Inc. ................  5.30 - 5.34   01/11/07 - 04/02/07    189,200,150
 200,000    Barclays U.S. Funding Corp. ..............  5.32 - 5.35   01/16/07 - 02/12/07    199,301,833
 211,326    CBA (Delaware) Finance, Inc. .............  5.29 - 5.33   01/29/07 - 03/15/07    209,859,118
 249,650    Calyon North America, Inc. ...............  5.31 - 5.34   01/05/07 - 04/04/07    247,979,192
  50,000    Deutsche Bank Financial LLC...............     5.32            01/24/07           49,817,708
 331,725    Dexia Delaware LLC........................  5.30 - 5.33   02/05/07 - 02/28/07    329,347,489
 214,650    DnB NOR Bank ASA..........................  5.31 - 5.34   01/08/07 - 02/01/07    213,848,772
 300,000    Fortis Banque Luxembourg..................  5.29 - 5.31   01/09/07 - 02/14/07    299,153,326
 262,693    HBOS Treasury Services plc................  5.30 - 5.32   01/10/07 - 02/12/07    261,579,596
 110,750    ING (U.S.) Funding LLC....................     5.29       01/10/07 - 01/12/07    110,556,382
 233,575    Natexis Banques Populaires U.S. Finance
              Co. LLC.................................  5.28 - 5.30   01/05/07 - 02/22/07    232,832,312
 142,975    Nordea North America, Inc. ...............     5.29       01/03/07 - 01/10/07    142,810,386
 131,300    Rabobank USA Financial Corp. .............  5.28 - 5.30   01/23/07 - 03/01/07    130,359,188
 150,000    Royal Bank of Canada......................     5.30            02/27/07          148,714,292
 352,900    Royal Bank of Scotland....................  5.30 - 5.35   01/04/07 - 01/31/07    351,562,386
 355,175    Sanpaolo IMI U.S. Financial Co. ..........  5.29 - 5.34   01/05/07 - 02/26/07    353,312,734
 100,075    Santander Central Hispano Finance
              (Delaware) Inc. ........................  5.29 - 5.30   01/05/07 - 02/07/07     99,794,984
 320,000    Societe Generale N.A., Inc. ..............  5.28 - 5.32   01/08/07 - 04/02/07    318,203,429
  43,950    Svenska Handelsbanken Inc. ...............     5.32            03/08/07           43,515,823
  51,075    Swedbank..................................  5.30 - 5.31   01/02/07 - 01/12/07     51,023,537
  91,950    Swedbank Mortgage AB......................  5.29 - 5.34   01/31/07 - 02/08/07     91,447,042
 390,000    UBS Finance (Delaware) LLC................  5.27 - 5.30   01/02/07 - 04/05/07    388,931,396
                                                                                          --------------
                                                                                           4,576,882,238
                                                                                          --------------
            Investment Banks/Brokers (0.3%)
  30,000    Bear Stearns Companies Inc., (The)........     5.31            04/27/07           29,488,667
                                                                                          --------------
            Total Commercial Paper (Cost $6,725,467,897)................................   6,725,467,897
                                                                                          --------------

                       See Notes to Financial Statements
 6

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                               ON DATE OF         MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE           DATES              VALUE
---------------------------------------------------------------------------------------------------------
            Floating Rate Notes (13.0%)
            Banking (2.8%)
$ 22,615    Citigroup Inc. ...........................    5.43+%          02/01/07++      $   22,634,256
 142,000    Wachovia Corp. ...........................    5.45+           02/08/07++         142,133,280
  78,140    Wells Fargo & Co. ........................  5.42 - 5.43+  03/23/07 - 03/28/07++   78,184,036
                                                                                          --------------
                                                                                             242,951,572
                                                                                          --------------
            Domestic Banks (1.7%)
 110,000    American Express Centurion Bank...........    5.35+           01/18/07++         110,018,070
  40,000    SunTrust Bank, NA.........................    5.32+           01/19/07++          39,996,443
                                                                                          --------------
                                                                                             150,014,513
                                                                                          --------------
            Finance - Consumer (0.2%)
  18,500    HSBC Finance Corp. .......................    5.41+           03/01/07++          18,506,690
                                                                                          --------------

            International Banks (1.0%)
  84,175    BNP Paribas...............................  5.29 - 5.31+  01/08/07 - 03/20/07++   84,168,469
                                                                                          --------------

            Investment Banks/Brokers (7.3%)
 350,000    Bear Stearns Companies Inc., (The)........    5.38+           01/02/07++         350,000,000
  81,000    Credit Suisse - NY........................    5.34+           03/12/07++          81,004,275
  14,790    Goldman Sachs Group, Inc. (The)...........    5.50+           01/05/07++          14,808,129
 181,702    Merrill Lynch & Co. Inc. .................  5.39 - 5.51+  01/19/07 - 03/15/07++  181,821,723
                                                                                          --------------
                                                                                             627,634,127
                                                                                          --------------
            Total Floating Rate Notes (Cost $1,123,275,371).............................   1,123,275,371
                                                                                          --------------
            Certificates of Deposit (8.4%)
            Domestic Banks (1.3%)
  67,000    Citibank, NA..............................     5.29            03/07/07           67,000,000
  50,000    Washington Mutual Bank, FA................     5.33            03/20/07           50,000,000
                                                                                          --------------
                                                                                             117,000,000
                                                                                          --------------
            International Banks (7.1%)
 125,000    Barclays Bank plc.........................  5.31 - 5.33   03/14/07 - 03/20/07    125,000,000
  45,000    Calyon....................................     5.30            03/06/07           45,000,000
  42,000    DEPFA Bank plc............................     5.34            03/15/07           41,997,794
 400,000    Norinchukin Bank..........................  5.27 - 5.35   04/09/07 - 06/19/07    400,000,000
                                                                                          --------------
                                                                                             611,997,794
                                                                                          --------------
            Total Certificates of Deposit (Cost $728,997,794)...........................     728,997,794
                                                                                          --------------

                       See Notes to Financial Statements

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                               ON DATE OF         MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE           DATES              VALUE
---------------------------------------------------------------------------------------------------------
       z    Repurchase Agreements (1.3%)
$ 50,715    Barclays Capital Inc. (dated 12/29/06;
              proceeds $50,744,866) (a)...............     5.30%           01/02/07       $   50,715,000
  60,112    The Bank of New York (dated 12/29/06;
              proceeds $60,146,234) (b)...............    5.063            01/02/07           60,112,421
                                                                                          --------------
            Total Repurchase Agreements (Cost $110,827,421).............................     110,827,421
                                                                                          --------------
            U.S. Government Agency (0.7%)
  59,650    Federal National Mortgage Assoc. (Cost
              $59,317,526)............................     5.21            02/07/07           59,317,526
                                                                                          --------------
            Total Investments (Cost $8,747,886,009) (c)                   101.2%           8,747,886,009

            Liabilities in Excess of Other Assets.......................   (1.2)            (106,120,392)
                                                                          -----           --------------
            Net Assets..................................................  100.0%          $8,641,765,617
                                                                          ======          ==============

---------------------

     *   Resale is restricted to qualified institutional investors.
     +   Rate shown is the rate in effect at December 31, 2006.
    ++   Date of next interest rate reset.
    (a)  Collateralized by Federal National Mortgage Assoc. 5.00% due
         05/01/33 valued at $6,105,057 and Government National
         Mortgage Assoc. 5.50% - 6.00% due 10/15/34 - 12/15/36 valued at $45,624,243.
    (b)  Collateralized by Federal National Mortgage Assoc. 5.50% due
         08/01/36 valued at $61,314,670.
    (c)  Cost is the same for federal income tax purposes.

8
                       See Notes to Financial Statements

Active Assets Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $8,747,886,009).....................................  $8,747,886,009
Interest receivable.........................................       6,300,389
Prepaid expenses and other assets...........................         260,418
                                                              --------------
    Total Assets............................................   8,754,446,816
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................     109,480,840
    Investment advisory fee.................................       1,627,219
    Distribution fee........................................         696,914
    Administration fee......................................         348,457
    Shares of beneficial interest redeemed..................         135,834
Accrued expenses and other payables.........................         391,935
                                                              --------------
    Total Liabilities.......................................     112,681,199
                                                              --------------
    Net Assets..............................................  $8,641,765,617
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $8,641,710,784
Accumulated undistributed net investment income.............          54,833
                                                              --------------
    Net Assets..............................................  $8,641,765,617
                                                              ==============
Net Asset Value Per Share
8,641,752,583 shares outstanding (unlimited shares
authorized of $.01 par value)...............................           $1.00
                                                              ==============

                       See Notes to Financial Statements

Active Assets Money Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2006 (unaudited)

Net Investment Income:
Interest Income.............................................  $244,075,701
                                                              ------------
Expenses
Investment advisory fee.....................................    10,586,187
Distribution fee............................................     4,560,731
Transfer agent fees and expenses............................     2,307,978
Administration fee..........................................     2,280,365
Shareholder reports and notices.............................       568,116
Custodian fees..............................................       174,510
Registration fees...........................................        93,582
Trustees' fees and expenses.................................        69,371
Professional fees...........................................        38,592
Other.......................................................       283,553
                                                              ------------
    Total Expenses..........................................    20,962,985

Less: expense offset........................................       (14,882)
                                                              ------------
    Net Expenses............................................    20,948,103
                                                              ------------
Net Investment Income.......................................  $223,127,598
                                                              ============

                       See Notes to Financial Statements
 10

Active Assets Money Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2006    JUNE 30, 2006
                                                              -----------------   ----------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   223,127,598    $    601,112,838
Net realized gain...........................................         --                        345
                                                               ---------------    ----------------
    Net Increase............................................       223,127,598         601,113,183
                                                               ---------------    ----------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (223,116,315)       (601,121,579)
Net realized gain...........................................         --                       (345)
                                                               ---------------    ----------------
    Total Dividends and Distributions.......................      (223,116,315)       (601,121,924)
                                                               ---------------    ----------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (1,236,316,940)    (11,723,156,309)
                                                               ---------------    ----------------
    Net Decrease............................................    (1,236,305,657)    (11,723,165,050)
Net Assets:
Beginning of period.........................................     9,878,071,274      21,601,236,324
                                                               ---------------    ----------------
End of Period
(Including accumulated undistributed net investment income
of $54,833 and $43,550, respectively).......................   $ 8,641,765,617    $  9,878,071,274
                                                               ===============    ================

                       See Notes to Financial Statements

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets exceeding $30 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2006, aggregated $25,318,736,328 and $26,668,534,093, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2006, included in Trustees' fees and expenses in the Statement of Operations amounted to $1,443. At December 31, 2006, the Fund had an accrued pension liability of $62,554 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2006    JUNE 30, 2006
                                                              -----------------   ---------------
                                                                 (unaudited)

Shares sold.................................................    15,677,783,021     53,439,893,990
Shares issued in reinvestment of dividends and
  distributions.............................................       222,348,268        599,503,773
                                                               ---------------    ---------------
                                                                15,900,131,289     54,039,397,763
Shares redeemed.............................................   (17,136,448,229)   (65,762,554,072)
                                                               ---------------    ---------------
Net decrease in shares outstanding..........................    (1,236,316,940)   (11,723,156,309)
                                                               ===============    ===============

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (UNAUDITED) continued

beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculation on the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Active Assets Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                FOR THE YEAR ENDED JUNE 30,
                                                 MONTHS ENDED      -----------------------------------------------
                                               DECEMBER 31, 2006    2006      2005      2004      2003      2002
                                               -----------------   -------   -------   -------   -------   -------
                                                  (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.........       $  1.00        $  1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                    -------        -------    ------    ------    ------    ------

Net income from investment operations........         0.024          0.038     0.018     0.007     0.011     0.023

Less dividends from net investment income....        (0.024)        (0.038)+  (0.018)+  (0.007)+  (0.011)+  (0.023)+
                                                    -------        -------    ------    ------    ------    ------

Net asset value, end of period...............       $  1.00        $  1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                    =======        =======    ======    ======    ======    ======

Total Return.................................          2.47 %(1)      3.85%     1.82%     0.68%     1.13%     2.33%

Ratios to Average Net Assets:
Total expenses (before expense offset).......          0.46 %(2)      0.44%     0.42%     0.41%     0.41%     0.40%

Net investment income........................          4.89 %(2)      3.63%     1.80%     0.67%     1.12%     2.32%

Supplemental Data:
Net assets, end of period, in millions.......        $8,642         $9,878   $21,601   $21,655   $23,278   $25,038

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    +    Includes capital gain distribution of less than $0.001.

                       See Notes to Financial Statements
 16

Active Assets Money Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to achieve the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until several times, most recently to November 30, 2006 to permit further solicitation of proxies. The meeting was held on November 30, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

                                                            FOR            WITHHOLD          ABSTAIN        BNV*
                                                       ---------------------------------------------------------
Frank L. Bowman......................................  5,165,374,318      233,132,506       15,952,897       0
Kathleen A. Dennis...................................  5,182,725,428      215,781,396       15,952,897       0
James F. Higgins.....................................  5,178,006,575      220,500,249       15,952,897       0
Joseph J. Kearns.....................................  5,158,482,382      240,024,442       15,952,897       0
Michael F. Klein.....................................  5,180,871,232      217,635,592       15,952,897       0
W. Allen Reed........................................  5,162,251,954      236,254,870       15,952,897       0
Fergus Reid..........................................  5,138,604,372      259,902,452       15,952,897       0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

                                                            FOR             AGAINST          ABSTAIN        BNV*
                                                       ---------------------------------------------------------
Elimination of the fundamental policy restricting
  purchases of securities on margin..................  5,009,674,411      240,914,665      163,870,645       0
Elimination of the fundamental policy prohibiting
  investments in oil, gas, and other types of
  minerals or mineral leases.........................  5,019,279,787      228,793,773      166,386,161       0
Elimination of the fundamental policy regarding
  investments in warrants............................  5,010,711,275      226,476,258      177,272,188       0
Elimination of the fundamental policy prohibiting or
  restricting the purchase of securities of issuers
  in which Trustees or Officers have an interest.....  5,005,513,127      239,401,054      169,545,540       0
Elimination of the fundamental policy prohibiting
  investments for purposes of exercising control.....  5,017,302,228      223,206,365      173,951,128       0
Elimination of the fundamental policy prohibiting the
  purchase of common stocks and other instrument.....  5,033,623,064      211,064,049      169,772,608       0
Elimination of the fundamental policy regarding
  investments in unseasoned companies................  4,999,971,478      241,307,423      173,180,820       0
Elimination of the fundamental policy prohibiting
  participation in joint securities accounts.........  5,028,451,631      213,116,097      172,891,993       0

Active Assets Money Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED) continued

(3) Modify certain fundamental investment restrictions:

                                                            FOR             AGAINST          ABSTAIN        BNV*
                                                       ---------------------------------------------------------
Modify fundamental policy regarding
  diversification....................................  5,043,735,995      196,416,271      174,307,455       0
Modify fundamental policy regarding borrowing
  money..............................................  5,023,295,909      220,863,880      170,299,932       0
Modify fundamental policy regarding loans............  5,026,434,132      215,255,813      172,769,776       0
Modify fundamental policy regarding investment in
  commodities, commodity contracts and futures
  contracts..........................................  5,022,185,577      213,697,891      178,576,253       0
Modify fundamental policy regarding issuance of
  senior securities..................................  5,037,575,084      199,873,167      177,011,470       0

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                            FOR             AGAINST          ABSTAIN        BNV*
                                                       ---------------------------------------------------------
Reclassification as non-fundamental the fundamental
  policy regarding the short sale of securities......  5,003,048,040      235,527,658      175,884,023       0
Reclassification as non-fundamental the fundamental
  policy prohibiting investments in other investment
  companies..........................................  5,015,257,703      240,851,051      158,350,967       0
Reclassification as non-fundamental the fundamental
  policy prohibiting or limiting investments in
  illiquid or restricted securities..................  5,007,421,395      231,158,151      175,880,175       0
Reclassification as non-fundamental the fundamental
  policy on the purchase or sale of puts, calls, and
  combinations thereof...............................  5,003,276,640      244,664,680      166,518,401       0

------------------

 * Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Money Trust


Semiannual Report
December 31, 2006

[MORGAN STANLEY LOGO]

AAMSAR RA07-00146P-Y12/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007


                                       3